UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2011
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Check here if Amendment [  ]: Amendment Number:
                                                    ------------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Tyrus Capital LLP
Address:  11 Grosvenor Place
          London, United Kingdom SW1X 7HH

Form 13F File Number:      028-13726
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Xavier Freixes
Title:      Chief Executive Officer
Phone:      +44 20 7245 7900

Signature, Place and Date of Signing:

    /s/ Xavier Freixes                   London, UK          November 14, 2011
--------------------------           ------------------      -----------------
        [Signature]                     [City, State]             [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                12
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Form 13F Information Table Value Total:             $598,775
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                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                           TYRUS CAPITAL LLP
                                                      FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED SEPTEMBER 30, 2011

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                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                                         --------   -------   ---  ----  ----------  --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA BRASILEIRA DE DIST  SPN ADR PFD CL A 20440T201   89,804  2,917,600  SH           SOLE                2,917,600
DOLLAR THRIFTY AUTOMOTIVE GP  COM              256743105   18,579    330,000  SH           SOLE                  330,000
INTERDIGITAL INC              COM              45867G101    4,658    100,000  SH   CALL    SOLE                  100,000
KINETIC CONCEPTS INC          COM NEW          49460W208  129,144  1,960,000  SH           SOLE                1,960,000
LAKE SHORE GOLD CORP          COM              510728108   12,981  8,575,000  SH           SOLE                8,575,000
MEDCO HEALTH SOLUTIONS INC    COM              58405U102   59,785  1,275,000  SH           SOLE                1,275,000
MOTOROLA MOBILITY HLDGS INC   COM              620097105   59,692  1,580,000  SH           SOLE                1,580,000
NALCO HOLDING COMPANY         COM              62985Q101   46,838  1,339,000  SH           SOLE                1,339,000
RALCORP HLDGS INC NEW         COM              751028101    4,603     60,000  SH   CALL    SOLE                   60,000
RALCORP HLDGS INC NEW         COM              751028101   45,642    595,000  SH           SOLE                  595,000
SOUTHERN UN CO NEW            COM              844030106   53,791  1,325,871  SH           SOLE                1,325,871
VARIAN SEMICONDUCTOR EQUIPMN  COM              922207105   73,258  1,198,000  SH           SOLE                1,198,000
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